Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
(12)	Subsequent Events

Additional Secured Convertible Note

On July 20, 2018, the Company entered into a Securities Purchase Agreement with Discover Growth Fund, LLC for the remaining Notes and Warrants in proportionate amounts to those issued in the June 4, 2018 transaction which is discussed in Note 7, in a transaction exempt from registration pursuant to Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder, and received gross proceeds of $1,600,000.

Warrant Amendments

On July 20, 2018, the Company and Discover Growth Fund amended the June 4, 2018 Securities Purchase Agreement to delay the Company’s registration obligation, and amended the Warrants issued thereunder so that they are exercisable as of the amendment date and the Company may redeem them at any time the Notes are no longer outstanding as well as to amend the Fundamental Transaction clause in each which result in the Series D Warrants no longer being treated as a liability as of the date of the amendment.

Litigation

On July 27, 2018, Hudson Bay Master Fund Ltd. filed a summons and complaint against the Company in the New York State Supreme Court, New York County (the “Suit”). The Suit alleges breaches by the Company of Hudson Bay’s rights of participation in future Company offerings granted in the September 2017 Securities Purchase Agreement between the Company and Hudson Bay and in the February 2018 Securities Purchase Agreement among, inter alia, the Company and Hudson Bay. In terms of relief sought, Hudson Bay claims both monetary damages (which it claims to be in excess of $1 million) and specific performance. The Company denies any liability with respect to the claims set forth in the Suit.

Rights Offering

On August 3, 2018, our registration statement on Form S-1 was declared effective by the SEC. Pursuant to our rights offering, we have distributed to holders of our common stock, and holders of certain of our instruments convertible or exchangeable into our common stock, on an as converted basis, non-transferrable subscription rights (500 shares per right) to purchase up to an aggregate of 28,571,429 shares of our common stock. Holders of our common stock will receive one subscription right for each share of common stock owned and holders of certain of our instruments convertible or exchangeable into our common stock will receive one subscription right for each share of common stock they would own upon full conversion of certain of our instruments convertible or exercisable into our common stock owned and settled by, 4:00 p.m., New York City time, on August 3, 2018; provided, that, the rights may only be exercised for a maximum of the lesser of 28,571,429 shares or $50.0 million of subscription proceeds.

(15)	Subsequent Events

As of January 25, 2018, all of the Rights issued under the December 28, 2017 Exchange Agreements discussed in more detail in Note 9 to the Company’s consolidated financial statements contained in this Annual Report on Form 10-K have been exercised resulting in the issuance of 108.9 million shares.

On February 9, 2018, the Company closed a registered offering of 212,000,000 shares of common stock, 38,000,000 pre-funded warrants to purchase 38,000,000 shares of common stock and Series D warrants to purchase an aggregate of 500,000,000 shares of common stock for total gross proceeds of approximately $5.0 million. The offering was priced at $0.02 per unit with each unit comprised of one share of common stock (or one pre-funded warrant) and one common stock purchase warrant to purchase two shares, provided that, with respect to the units with pre-funded warrants $0.019 per unit shall be paid at closing and $0.001 shall be paid upon exercise of each of the pre-funded warrants. The warrants carry a five-year term from the date of initial exercisability (which is later of one year from the date of issuance and date of amendment to articles of incorporation to increase number of authorized shares of common stock) with an exercise price of $0.02 per share. The securities were offered pursuant to a registration statement on Form S-1 (File No. 333-220898) previously filed with the Securities and Exchange Commission (the “SEC”) and declared effective on February 7, 2018. After consummation of this offering, the Company has 434,981,824 shares of its common stock issued and outstanding.

On February 26, 2018, the Company filed a Definitive Proxy Statement on Schedule 14A seeking shareholder approval to increase its authorized shares of common stock from 500,000,000 to 1,000,000,000 in order to have sufficient authorized shares for full exercise of its recently issued Series D Warrants and for a reverse split of its common stock at a ratio of at least 1:100 but no more than 1:500, in the discretion of the Board of Directors and to grant authorization to the Board of Directors to determine, in its sole discretion, whether to implement the reverse stock split, as well as its specific timing (but not later than April 6, 2019).

The Company increased its authorized shares of common stock to one billion and effected a reverse split of its issued and outstanding common stock in a ratio of one-for-five hundred, effective as of May 2, 2018.

On May 2, 2018, the Company effected a reverse stock split at which time Delcath’s common stock began trading on the OTCQB on a one-for-five hundred (1:500) split-adjusted basis. All owners of record as of the open of the OTCQB market on May 2, 2018 received one issued and outstanding share of Delcath common stock in exchange for five hundred outstanding shares of Delcath common stock. No fractional shares were issued in connected with the reverse stock split. All fractional shares created by the one-for-five hundred exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements and the accompanying Notes have been restated to give retrospective presentation for the reverse stock split.